Statements of Operations (Unaudited) (USD $)	3 Months Ended		9 Months Ended		17 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011
Income Statement [Abstract]
REVENUES
COST OF SALES
GROSS MARGIN
OPERATING EXPENSES
General and administrative	508	14,049	26,742	16,965	44,012
Total Operating Expenses	508	14,049	26,742	16,965	44,012
LOSS FROM OPERATIONS	(508)	(14,049)	(26,742)	(16,965)	(44,012)
PROVISION FOR INCOME TAXES
NET LOSS	$ (508)	$ (14,049)	$ (26,742)	$ (16,965)	$ (44,012)
BASIC AND DILUTED LOSS PER SHARE	0.00	0.00	(0.01)	0.00
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING - BASIC AND DILUTED	$ 4,850,000	$ 4,850,000	$ 4,850,000	$ 4,504,516